Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PUTNAM SUSTAINABLE LEADERS FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000865177
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PSLGX
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2019
Prospectus Date	rr_ProspectusDate	Oct. 30, 2018
Putnam Sustainable Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance reflects conversion to class A shares after eight years.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Summary Prospectus Supplement	August 1, 2019

Putnam Sustainable Leaders Fund
Summary prospectus dated October 30, 2018

Effective August 1, 2019, the following replaces a similar footnote to the “Management fees” column in the “Annual fund operating expenses” table in the section “Fees and expenses”:

† Management fees reflect a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the S&P 500 Index for portions of a performance period after August 1, 2019 and the Russell 3000 Growth Index for portions of a performance period prior to August 1, 2019. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.553%.

Effective August 1, 2019, the “Average annual total returns after sales charges” table and related footnotes in the “Performance” sub-section in the “Investments, risks, and performance” section are replaced in their entirety with the following:

Average annual total returns after sales charges
(for periods ended 12/31/17)

Share class	1 year	5 years	10 years
Class A before taxes	21.63%	15.03%	8.00%
Class A after taxes on distributions	20.25%	13.43%	7.23%
Class A after taxes on distributions and sale of fund shares	13.34%	11.75%	6.35%
Class B before taxes	23.08%	15.31%	7.99%
Class C before taxes	27.09%	15.54%	7.83%
Class M before taxes	23.93%	15.01%	7.71%
Class R before taxes	28.73%	16.11%	8.37%
Class R6 before taxes*	29.39%	16.70%	8.91%
Class Y before taxes	29.39%	16.70%	8.91%
S&P 500 Index (no deduction for fees, expenses or taxes)**	21.83%	15.79%	8.50%
Russell 3000 Growth-S&P 500 Linked Benchmark	29.59%	17.16%	9.93%
(no deduction for fees, expenses or taxes) ***

* Performance for class R6 shares prior to their inception (May 22, 2018) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

** As of August 1, 2019, the S&P 500 Index (an unmanaged market capitalization weighted index of common stock performance) replaced the Russell 3000 Growth Index (a market capitalization weighted index based on the Russell 3000 Index, used to provide a gauge of the performance of growth stocks in the United States) as the benchmark for this fund because, in Putnam Management’s opinion, the securities tracked by the S&P 500 Index more accurately reflect the types of securities that generally are held by the fund. The average annual total returns of the Russell 3000 Growth Index for the one-year, five-year, and ten-year periods ended on December 31, 2017 were 29.59%, 17.16%, and 9.93%, respectively. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

*** The Russell 3000 Growth-S&P 500 Linked Benchmark represents performance of the Russell 3000 Growth Index from the inception date of the fund, August 31, 1990, through July 31, 2019 and performance of the S&P 500 Index from August 1, 2019 forward.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

317919 8/19

Putnam Sustainable Leaders Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.50%	[1]
Putnam Sustainable Leaders Fund | Russell 3000 Growth-S&P 500 Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.59%	[2]
5 Years	rr_AverageAnnualReturnYear05	17.16%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.93%	[2]
Putnam Sustainable Leaders Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.63%
5 Years	rr_AverageAnnualReturnYear05	15.03%
10 Years	rr_AverageAnnualReturnYear10	8.00%
Putnam Sustainable Leaders Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.25%
5 Years	rr_AverageAnnualReturnYear05	13.43%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Putnam Sustainable Leaders Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	11.75%
10 Years	rr_AverageAnnualReturnYear10	6.35%
Putnam Sustainable Leaders Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.08%
5 Years	rr_AverageAnnualReturnYear05	15.31%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Putnam Sustainable Leaders Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.09%
5 Years	rr_AverageAnnualReturnYear05	15.54%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Putnam Sustainable Leaders Fund | Class M
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.93%
5 Years	rr_AverageAnnualReturnYear05	15.01%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Putnam Sustainable Leaders Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.73%
5 Years	rr_AverageAnnualReturnYear05	16.11%
10 Years	rr_AverageAnnualReturnYear10	8.37%
Putnam Sustainable Leaders Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.39%	[3]
5 Years	rr_AverageAnnualReturnYear05	16.70%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.91%	[3]
Putnam Sustainable Leaders Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.39%
5 Years	rr_AverageAnnualReturnYear05	16.70%
10 Years	rr_AverageAnnualReturnYear10	8.91%

[1]	As of August 1, 2019, the S&P 500 Index (an unmanaged market capitalization weighted index of common stock performance) replaced the Russell 3000 Growth Index (a market capitalization weighted index based on the Russell 3000 Index, used to provide a gauge of the performance of growth stocks in the United States) as the benchmark for this fund because, in Putnam Management's opinion, the securities tracked by the S&P 500 Index more accurately reflect the types of securities that generally are held by the fund. The average annual total returns of the Russell 3000 Growth Index for the one-year, five-year, and ten-year periods ended on December 31, 2017 were 29.59%, 17.16%, and 9.93%, respectively. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.
[2]	The Russell 3000 Growth-S&P 500 Linked Benchmark represents performance of the Russell 3000 Growth Index from the inception date of the fund, August 31, 1990, through July 31, 2019 and performance of the S&P 500 Index from August 1, 2019 forward.
[3]	Performance for class R6 shares prior to their inception (May 22, 2018) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.